Equity Transaction with Non-controlling Interests	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Equity Transaction with Non-controlling Interests
31.	EQUITY TRANSACTION WITH NON-CONTROLLING INTERESTS

a.
In 2022, USISH repurchased its own 9,356 thousand outstanding ordinary shares at RMB11.15-14.38 per share, and made the Group’s shareholdings of USISH increased. The transaction was accounted for as an equity transaction since the transaction did not change the Group’s control over USISH and, as a result, the Group’s capital surplus was then decreased by NT$8,963 thousand and retained earnings was then decreased by NT$211,184 thousand.

b.
USISH repurchased its own 6,740 thousand outstanding ordinary shares during 2024, which made the Group’s shareholdings of USISH increased and, as a result, the Company’s capital surplus decreased by NT$186,404 thousand (US$5,685 thousand). In addition, in September 2024, the Group subscribed for additional newly issued ordinary shares of AMPI at a percentage different from its existing ownership percentage, which made the Group’s shareholdings of AMPI increased and then the Group’s capital surplus and retained earnings decreased by NT$63,702 thousand (US$1,943 thousand) and NT$5,439 thousand (US$166 thousand), respectively. The above transactions were accounted for as equity transactions since the Group still retained control over these subsidiaries.